Acquisitions and Dispositions - Narrative (Details) - Louise H. Rogers - USD ($)	Jul. 15, 2015	Dec. 31, 2017
Business Acquisition [Line Items]
Notes payable	$ 250,000
Collaboration agreement, settlement agreement, total settlement payments due	258,125	$ 374,281
Collaboration agreement, settlement agreement, settlement payments, past due, daily interest accrual	129.0625
Collaboration agreement, settlement agreement, legal fees	$ 22,500